Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 578,192,071	$ 631,163,527
Special Accounts as Collateral—Argentine Central Bank	197,498,064	254,736,687
Forward Purchases of monetary regulatory instruments	94,261,446	69,914,264
Less: Allowances	(14,512)	(1,007,125)
Financial Assets Pledged as Collateral	$ 869,937,069	$ 954,807,353